STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interest
Beginning balance at Dec. 31, 2017	$ 1,749,561	$ 61,701	$ 18,595	$ 1,420,813	$ (507,705)	$ (32,914)	$ 850,772	$ 61,701
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of share options	16,397		254	16,143
Stock-based compensation	67,223			67,223
Issuance of treasury shares under share-based compensation plan	2,598			(4,976)	7,574
Treasury shares purchased	(27,286)				(27,286)
Equity awards assumed for acquisitions	783			783
Other comprehensive income	(13,702)				0	(13,702)
Net income attributable to Nice Shareholders	159,338						159,338
Net loss attributable to non-controlling interests	0
Ending balance at Dec. 31, 2018	2,016,613		18,849	1,499,986	(527,417)	(46,616)	1,071,811
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of share options	2,019		112	1,907
Stock-based compensation	82,033			82,033
Issuance of treasury shares under share-based compensation plan	3,409			(15,891)	19,300
Treasury shares purchased	(46,029)				(46,029)
Other comprehensive income	13,317					13,317
Net income attributable to Nice Shareholders	185,904						185,904
Net loss attributable to non-controlling interests	0
Ending balance at Dec. 31, 2019	2,257,266		18,961	1,568,035	(554,146)	(33,299)	1,257,715		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	103,464			103,464	0
Issuance of treasury shares under share-based compensation plan	8,865			(19,266)	28,131
Treasury shares purchased	(48,349)			0	(48,349)
Equity component of convertible notes, net of issuance costs and deferred tax	28,816			28,816
Equity awards assumed for acquisitions	538			538
Other comprehensive income	16,637					16,637
Minority interest related to acquisition	24,901								24,901
Net income attributable to Nice Shareholders	196,673						196,673
Net loss attributable to non-controlling interests	(327)								(327)
Ending balance at Dec. 31, 2020	$ 2,588,484		$ 18,961	$ 1,681,587	$ (574,364)	$ (16,662)	$ 1,454,388		$ 24,574